OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Amortization of Finance Lease Assets and Obligations	Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2020	14,001	1,154	5,361	2,223	22,739
Additions and modification	—	3,240	—	229	3,469
Amortization	(1,820)	(1,013)	(3,053)	(357)	(6,243)
Balance as of December 31, 2021	12,181	3,381	2,308	2,095	19,965
Additions	—	3,081	9,484	—	12,565
Amortization	(1,820)	(2,698)	(1,456)	(574)	(6,548)
Modification	—	—	(10,336)	—	(10,336)
Balance as of December 31, 2022	10,361	3,764	—	1,521	15,646
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2020	18,559	4,747	16,470	2,261	42,037
Additions	—	—	—	—	—
Repayments	(2,667)	(4,357)	(9,294)	(201)	(16,519)
Modification	—	3,240	—	—	3,240
Foreign exchange translation	—	—	—	9	9
Balance as of December 31, 2021	15,892	3,630	7,176	2,069	28,767
Additions	—	3,081	9,484	—	12,565
Repayments	(2,537)	(2,874)	(2,214)	(606)	(8,231)
Modification	—	—	(14,446)	—	(14,446)
Foreign exchange translation	—	—	—	(58)	(58)
Balance as of December 31, 2022	13,355	3,837	—	1,405	18,597
Current portion	2,010	3,050	—	486	5,546
Non-current portion	11,345	787	—	919	13,051

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases	The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	6,500
2024	4,169
2025	3,369
2026	2,809
2027 and thereafter	4,769
Total minimum lease payments	21,616
Less: Imputed interest	(3,019)
Present value of operating lease liabilities	18,597

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases	The future operating lease receipts under our operating leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	21,514
2024	—
2025	—
2026	—
2027 and thereafter	—
21,514